Summary of Significant Accounting Policies - Schedule of Company’s Revenue by Revenue Categories (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	$ 3,993,286	$ 5,167,711	$ 3,734,033
New Construction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	1,710,936	2,214,121	2,466,676
Reconstruction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	1,095,997	1,418,330	466,166
A&A [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	1,040,846	1,346,959	719,903
Other General Contracting Services [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Total revenue	$ 145,507	$ 188,301	$ 81,288